Income Taxes	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020
Income Taxes

NOTE 10. INCOME TAX

The Company did not have any significant deferred tax assets or liabilities as of December 31, 2020.

The Company’s net deferred tax assets are as follows:

December 31,
2020
Deferred tax asset
Net operating loss carryforward	$—
Organizational costs/Startup expenses	754,457
Total deferred tax asset	754,457
Valuation allowance	(754,457)
Deferred tax asset, net of allowance	$—

The income tax provision consists of the following:

December 31,
2020
Federal
Current	$36,632
Deferred	(754,457)

State
Current	$—
Deferred	—
Change in valuation allowance	754,457
Income tax provision	$36,632

As of December 31, 2020, the Company did not have any U.S. federal and state net operating loss carryovers available to offset future taxable income.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the period from February 4, 2020 (inception) through December 31, 2020, the change in the valuation allowance was $754,457.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2020 is as follows:

December 31,
2020
(As Restated)
Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Permanent difference-warrant liability	-20.46%
Change in valuation allowance	-0.57%
Income tax provision	-0.03%

The Company files income tax returns in the U.S. federal jurisdiction in various state and local jurisdictions and is subject to examination by the various taxing authorities.

BFLY Operations Inc
Income Taxes

Note 13. Income Taxes

Income (loss) before provision for income taxes consisted of the following (in thousands):

	Year Ended December 31,
	2020	2019
Federal	$(162,876)	$(98,833)
Foreign	170	(864)
Loss before provision for income taxes	$(162,706)	$(99,697)

The Company recorded tax provision of $0.04 million for the year ended December 31, 2020 due to foreign income. Due to the Company’s loss position domestically, the Company has not recorded a federal tax provision for the year ended December 31, 2020. Due to the Company’s overall loss position, the Company has not recorded a tax provision for the year ended December 31, 2019.

A reconciliation of the Company’s statutory income tax rate to the Company’s effective income tax rate is as follows:

	Year Ended December 31,
(In Thousands)	2020	2019
Income at US Statutory Rate	21.00%	21.00%
State Taxes, net of Federal benefit	3.18%	3.30%
Permanent Differences	(0.70)%	(0.44)%
Tax Credits	0.86%	1.32%
Foreign Rate Differential	0.00%	(0.01)%
Valuation Allowance	(24.35)%	(25.04)%
Other	(0.01)%	(0.13)%
	(0.02)%	0.00%

Net deferred tax assets as of December 31, 2020 and 2019 consisted of the following (in thousands):

	Year Ended December 31,
(In Thousands)	2020	2019
Deferred tax assets
Net operating loss carryforwards	$83,058	$52,717
Tax Credits	6,582	5,271
Stock Compensation	4,088	2,346
Accruals & Reserves	7,293	1,785
Other	853	154
Total Deferred tax assets	$101,874	$62,273
Valuation Allowance	(101,773)	(62,157)
Total Deferred tax assets	$101	$116
Deferred tax liabilities
Depreciation	(101)	(116)
Net deferred tax assets	$—	$—

As of December 31, 2020 and 2019, the Company has gross federal net operating loss (“NOL”) carryforwards of approximately $330.2 million and $205.5 million, respectively. As of December 31, 2020 and 2019, the Company has gross state NOL carryforwards of approximately $232.1 million and $166.8 million, respectively. Of the $330.2 million of federal NOL carryforwards, $73.7 million will begin to expire at various dates in 2031 and $256.5 million may be carried forward indefinitely. The state NOL carryforwards begin to expire in 2031. As of December 31, 2020, the Company also had federal and state tax credits of $6.1 million and $0.6 million, which begin to expire in 2032 and 2022, respectively.

Future realization of the tax benefits of existing temporary differences and net operating loss carryforwards ultimately depends on the existence of sufficient taxable income within the carryforward period. As of December 31, 2020 and 2019, the Company performed an evaluation to determine whether a valuation allowance was needed. The Company considered all available evidence, both positive and negative, which included the results of operations for the current and preceding years. The Company determined that it was not possible to reasonably quantify future taxable income and determined that it is more likely than not that all of the deferred tax assets will not be realized. Accordingly, the Company maintained a full valuation allowance as of December 31, 2020 and 2019.

The utilization of NOLs and tax credit carryforwards to offset future taxable income may be subject to an annual limitation as a result of ownership changes that have occurred previously or may occur in the future. Under Sections 382 and 383 of the Internal Revenue Code of 1986, as amended (“IRC”), a corporation that undergoes an ownership change may be subject to limitations on its ability to utilize its pre-change NOLs and other tax attributes otherwise available to offset future taxable income and/or tax liability. An ownership change is defined as a cumulative change of 50% or more in the ownership positions of certain stockholders during a rolling three-year period. The Company has completed a formal study to determine if any ownership changes within the meaning of IRC Section 382 and 383 have occurred and determined no ownership changes have occurred as of December 31, 2020. The Company could trigger an ownership change in future years which would restrict its ability to use its NOLs or tax credit carryforwards and could require the Company to pay federal or state income taxes earlier than would be required if such limitations were not in effect.

The Company’s valuation allowance increased by $39.6 million and $25.0 million for the years ended December 31, 2020 and 2019, respectively, due primarily to the generation of net operating losses.

The calculation of our tax liabilities involves dealing with uncertainties in the application of complex tax laws and regulations for both federal taxes and the many states in which the Company operates or does business. ASC 740‑10 states that a tax benefit from an uncertain tax position may be recognized when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, on the basis of the technical merits.

The Company records uncertain tax positions as liabilities in accordance with ASC 740‑10 and adjust these liabilities when the Company’s judgment changes as a result of the evaluation of new information not previously available. Because of the complexity of some of these uncertainties, the ultimate resolution may result in a payment that is materially different from the Company’s current estimate of the unrecognized tax benefit liabilities. These differences will be reflected as increases or decreases to income tax expense in the period in which new information is available. As of December 31, 2019, and 2020, the Company has not recorded any uncertain tax positions in its financial statements.

The Company recognizes interest and penalties related to unrecognized tax benefits on the income tax expense line in the accompanying consolidated statements of operations and comprehensive loss as required. As of December 31, 2019 and 2020, there were no significant accrued interest or penalties.

The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Company is subject to examination by federal, state and foreign jurisdictions, where applicable. There are currently no pending tax examinations. The Company’s tax years are still open under statute from December 31, 2016 to the present. Federal and state net operating losses are subject to review by taxing authorities in the year utilized.